Commitments and Contingencies (Narrative) (Details) - USD ($)		1 Months Ended		12 Months Ended
	Feb. 03, 2016	Aug. 31, 2016	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2010	Dec. 31, 2009
Commitments And Contingencies [Line Items]
Outstanding purchase commitments for inventory components				$ 10,191,000	$ 8,959,000
"BLL" [Member]
Commitments And Contingencies [Line Items]
Bank guarantee				$ 50,000
Rudolph [Member]
Commitments And Contingencies [Line Items]
Litigation awarded value	$ 14,600,000		$ 15,750,000
Litigation previously awarded value	$ 14,500,000
Litigation settlement amount paid by forfeiture of bond		$ 14,600,000
Amount of tax deduction relating to judgement awarded challenged by Israeli Tax Authority		$ 2,400,000
Appeal bond, amount			$ 7,875,000
OCS [Member]
Commitments And Contingencies [Line Items]
Percent of sales derived from research and development, committed amount payable				3.50%
Accrued interest						$ 648,000	$ 648,000
OCS [Member] | Printar [Member]
Commitments And Contingencies [Line Items]
Grants received including interest accrued				$ 6,503,000	6,256,000	$ 598,000	$ 598,000
Liabilities recorded at fair value					$ 4,130,000